Kathleen H. Moriarty +1 212 836 8276 office kathleen.moriarty@kayescholer.com 250 West 55th Street New York, NY 10019-9710 +1 212 836 8000 main +1 212 836 6790 fax

June 13, 2016

United States Securities and Exchange Commission

Washington, D.C. 20549

Re:	AccuShares Trust I
Registration Statement on Form S-1
Filed September 29, 2015
File No.: 333-204416

Dear Ms. Barros:

On behalf of the AccuShares Trust I (“Trust”) sponsored by our client, AccuShares Investment Management, LLC (“Sponsor”), and together with this correspondence, we are filing pursuant to the Securities Act of 1933, as amended (“Securities Act”), Pre-Effective Amendment No. 2 (“Amendment”) to the Trust’s registration statement on Form S-1 (“Registration Statement”) relating to the AccuShares S&P GSCI Crude Oil Excess Return Fund (the “Crude Oil Fund”). Blacklined copies of the Amendment that have been marked to show changes since the filing of the Registration Statement on September 29, 2015 are being sent to the staff (“Staff”) of the Securities and Exchange Commission (“Commission”) under separate cover.

Set forth below is the response (“Response”) on behalf of the Trust and the Sponsor to the comments of the Staff contained in the letter dated October 26, 2015 (“Comment Letter”) concerning the Registration Statement. For your convenience, the headings and comments in bold text below repeat the captions and comments in the Comment Letter. Defined terms used herein but not otherwise defined, shall have the meaning set forth in the Preliminary Prospectus.

1.         We note your response to prior comment 1, stating that the Sponsor will begin measuring for a material deviation upon the commencement of trading for each fund on the Nasdaq OMX. Please reconcile this with your disclosure on page 3, and elsewhere in the registration statement, that monitoring for a corrective distribution will begin on the later to occur of 15 calendar days after the inception of operations and the commencement of the Fund’s second Measuring Period.

Response:       Included as Exhibit 4.1(d) to the Amendment is an amendment to the Trust Agreement setting forth the mechanic whereby each series other than the AccuShares Spot

United States Securities and Exchange Commission	2	June 13, 2016

CBOE VIX Fund will begin monitoring for corrective distributions upon the later to occur of (i) 15 calendar days after the inception of the series’ operations, and (ii) the commencement of the series’ second Measuring Period. As such, we confirm the accuracy of the disclosure in the Amendment.

2.         We note your response to prior comment 2 and your new risk factor on page 27. However, we continue to believe that disclosure of the tracking errors experienced to date by the Spot CBOE VIX Fund would be useful to investors here. Please revise your risk factor to explain that the trading prices of the Spot CBOE VIX Fund have experienced material deviations from the class values of its shares since commencing operations. You may balance such disclosure with the reasons why the performance of the Spot CBOE VIX Fund is not expected to correlate to the performance of the Crude Oil Fund elsewhere in the prospectus.

Response:       The comment has been incorporated into the disclosure.

3.        We note that you have only included unaudited financial statements as of March 31, 2015. Please update your financials in your next amendment in accordance with Article 3-12 of Regulation S-X.

Response: Audited financial statements have been included, in accordance with Article 3-12 of Regulation S-X.

The Amendment contains all the information that can be provided at this time. The Trust anticipates filing an additional pre-effective amendment that will make the Registration Statement complete in all material respects.

All Trust, Sponsor and Trust service provider personnel participating in the preparation of the Registration Statement are cognizant of their disclosure responsibilities to investors.

In the event that the Trust requests acceleration of the effective date of the Registration Statement, it will furnish a letter containing the requested acknowledgements.

If you have any further questions or wish to discuss any of the Responses, please do not hesitate to call me at 212-836-8276 or Gregory Xethalis at 212-836-7730. We greatly appreciate your assistance with respect to the Amendment.

Very truly yours,

/S/ Kathleen H. Moriarty, Esq.

Kathleen H. Moriarty, Esq.

KHM:def

cc: Mr. Jack Fonss